Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Options [Member]	Retained Earnings [Member]
Beginning balance, value at Dec. 31, 2020	$ 302,469,647	$ 20,625,372	$ 21,409,668	$ (276,080,463)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2020	99,395,048
Net loss for the period				(1,874,277)
Stock option compensation (Note 8)			47,006
Ending balance, value at Mar. 31, 2021	$ 302,469,647	20,625,372	21,456,674	(277,954,740)
Common Stock, Shares, Outstanding, Ending Balance at Mar. 31, 2021	99,395,048
Beginning balance, value at Dec. 31, 2021	$ 302,679,682	20,625,372	23,402,083	(286,677,255)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2021	99,547,710
Net loss for the period				(1,545,387)
Stock option compensation (Note 8)			3,930
Ending balance, value at Mar. 31, 2022	$ 302,679,682	$ 20,625,372	$ 23,406,013	$ (288,222,642)
Common Stock, Shares, Outstanding, Ending Balance at Mar. 31, 2022	99,547,710